Lincoln ChoicePlus AssuranceSM Series Individual Variable Annuity Contracts
Updating Summary Prospectus for Current Contractowners

May 1, 2025
This updating summary prospectus summarizes certain changes to key features of the Lincoln ChoicePlus AssuranceSM Series variable annuity contract issued by Lincoln Life & Annuity Company of New York (Lincoln New York or Company).
You should read this updating summary prospectus carefully, particularly the section titled Important Information You Should Consider about the Lincoln ChoicePlus AssuranceSM Series contract.
The prospectus for the Lincoln ChoicePlus AssuranceSM Series variable annuity contract contains more information about the Contract’s features, benefits, and risks. You can find the prospectus and other information about the Contract online at www.lfg.com/VAprospectus. You can also obtain this information at no cost by calling 1-888-868-2583 or by sending an email request to CustServSupportTeam@lfg.com.
The Securities and Exchange Commission has not approved or disapproved the Contract or determined if this Summary Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.
Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
All prospectuses and other shareholder reports, will be made available on www.lfg.com/VAprospectus.
1

Updated Information About Your Contract
The information in this Updating Summary Prospectus is a summary of certain contract features that have changed since the Updating Summary Prospectus dated May 1, 2024. This may not reflect all of the changes that have occurred since you entered into your Contract, and not all changes may be applicable to you.
Summary of Contract Changes:
●
The address of State Street Bank and Trust Company, the accounting services provider of the Variable Annuity Account, changed to 2323 Grand Boulevard, 5th Floor, Kansas City, MO 64108.
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Effective May 6, 2024, Lincoln Financial Group and Osaic, Inc. entered into an agreement whereby Osaic acquired Lincoln Financial Advisors Corporation and Lincoln Financial Securities Corporation (collectively “LFN”).
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Beginning May 19, 2025, Purchase Payments totaling $5 million or more are subject to Servicing Office approval ($2 million or more where a Living Benefit or Death Benefit rider was elected excluding the Account Value Death Benefit and/or i4LIFE® Advantage without the Guaranteed Income Benefit). Both amounts take into consideration the total Purchase Payments for all variable annuity contracts issued by the Company (or its affiliates) (excluding all Lincoln Level Advantage® and Lincoln Level Advantage 2® contracts) for the same Contractowner, joint owner, and/or Annuitant.
Summary of Changes to Benefits Available Under the Contract:
The following changes apply to Lincoln Market Select® Advantage riders:
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For riders elected on and after August 19, 2024:
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The rider is available for new Contractowners only;
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The Contractowner/Annuitant (as well as the spouse if the joint life option is in effect) must be 59 to 79 years of age at the time the Contract is issued;
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The original Enhancement Period is up to a 3-year period that begins on the effective date of the rider;
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After the third Benefit Year anniversary, if the Enhancement Period has renewed, the protected lifetime income fee may increase each time the Protected Income Base increases as a result of the Enhancement. See the prospectus for details on how you may opt out of this fee increase.
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For riders elected on and after February 18, 2025:
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The Contractowner/Annuitant (as well as the spouse if the joint life option is in effect) must be under age 86 at the time the Contract is issued;
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The original Enhancement Period is up to a 10-year period that begins on the effective date of the rider;
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After the tenth Benefit Year anniversary, if the Enhancement Period has renewed, the protected lifetime income fee may increase each time the Protected Income Base increases as a result of the Enhancement. See the prospectus for details on how you may opt out of this fee increase.
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Beginning May 19, 2025, the Lincoln Market Select® Advantage rider will be available for election to all existing Contractowners.
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The following changes apply to i4LIFE® Advantage Select Guaranteed Income Benefit rider:
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Contractowners who elect Lincoln Market Select® Advantage on and after August 19, 2024, are able to transition to the current version of i4LIFE® Advantage Select Guaranteed Income Benefit at a later date. See the i4LIFE® Advantage Guaranteed Income Benefit Transitions section of your prospectus for complete details. The current version of i4LIFE® Advantage Select Guaranteed Income Benefit is different from previous versions of the rider in the following ways:
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a lower Guaranteed Income Benefit step-up percentage;
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a change in the Access Period requirements;
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a higher AIR for transitions to Select Guaranteed Income Benefit; and
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higher Select Guaranteed Income Benefit percentages, as reflected on the Rate Sheet.
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Appendix B should be reviewed for all updates to the Investment Requirements that may be applicable to your Contract.
2

Summary of Fund Changes:
The following is a summary of changes to the list of funds available under the Contract. Additional information including investment objectives, current expenses and average annual total returns is available in Appendix A – Funds Available Under The Contract.
Fund Additions:
●
American Funds® IS Global Small Capitalization Fund (Class 4)1
1 This fund will be available on or about May 19, 2025. Please consult your registered representative.
Fund Name Changes:

Former Fund Name	New Fund Name*
LVIP Macquarie Diversified Income Fund	LVIP Fidelity Institutional AM® Total Bond Fund
LVIP Macquarie Limited-Term Diversified Income Fund	LVIP JPMorgan Short Duration Bond Fund
LVIP Macquarie Value Fund	LVIP BlackRock Equity Dividend Fund
LVIP MFS International Equity Managed Volatility Fund	LVIP Multi-Manager International Equity Managed Volatility Fund

Fund Reorganizations:
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On August 23, 2024, the LVIP Wellington Capital Growth Fund was reorganized into the LVIP American Century Ultra® Fund and is no longer available as an investment option.
Fund Closures:
●
The Invesco V.I. Equally-Weighted S&P 500 Fund is no longer available for contracts issued on or after August 19, 2024.
3

Important Information You Should Consider About the Lincoln ChoicePlus AssuranceSM Series Variable Annuity Contract
	FEES AND EXPENSES			Location in Prospectus
Charges for Early Withdrawals
A surrender charge may apply to a surrender or withdrawal of a Purchase Payment prior to the 7th anniversary (B-Share) or 4th anniversary (L-Share) since the Purchase
Payment was invested, up to 7% of the amount withdrawn, declining to 0% over that time period. For example, if you purchase a B-Share or L-Share contract and make a withdrawal of $100,000 during the first year after your Purchase Payment, you could be assessed a charge of up to $7,000 on the Purchase Payment withdrawn. A surrender charge will not apply if your withdrawal is made after the 7th anniversary (B-Share) or
4th anniversary (L-Share) since a Purchase Payment was invested.
The C-Share contract does not have surrender charges.
●Fee Tables ●Examples ●Charges and Other Deductions – Surrender Charge
Transaction Charges	There is currently no charge for a transfer. We reserve the right to charge a $25 fee for each transfer if you make more than 12 transfers in one Contract Year.			●Charges and Other Deductions
Ongoing Fees and Expenses (annual charges)
Minimum and Maximum Annual Fee Table. The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
●Fee Tables ●Examples ●Charges and Other Deductions
	Annual Fee	Minimum	Maximum
	Base Contract – Account Value Death Benefit	1.27%[1]	1.67%[1]
	Base Contract – Guarantee of Principal Death Benefit	1.32%[1]	1.72%[1]
	Base Contract – Enhanced Guaranteed Minimum Death Benefit	1.57%[1]	1.97%[1]
	Investment options (fund fees and expenses)	0.48%[1]	3.30%[1]
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.40%[1]	2.45%[2]
1 As a percentage of average Account Value in the Subaccounts.
2 As an annualized percentage of the Protected Income Base.

Lowest and Highest Annual Cost Table. Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year. This estimate assumes that you do not take withdrawals from the
Contract, which could add surrender charges that substantially increase costs.

	Lowest Annual Cost: $2,041	Highest Annual Cost: $7,594
	Assumes:	Assumes:

●Investment of $100,000
●5% annual appreciation
●Least expensive combination of
contract class, fund fees and expenses
●No optional benefits
●No surrender charges
●No additional Purchase Payments,
transfers, or withdrawals

●Investment of $100,000
●5% annual appreciation
●Most expensive combination of
contract class, optional benefits, fund
fees and expenses
●No surrender charges
●No additional Purchase Payments,
transfers, or withdrawals

4

	RISKS	Location in Prospectus
Risk of Loss	●You can lose money by investing in this Contract, including loss of principal.	●Principal Risks ●Investments of the Variable Annuity Account
Not a Short-Term Investment
●This Contract is not designed for short-term investing and is not appropriate for the investor who needs ready access to cash.
●Withdrawals from B-Share and L-Share contracts may result in surrender charges. If you take a withdrawal, any surrender charge will reduce the value of your Contract or the amount of money that you actually receive.
●The benefits of tax deferral, long-term income, and living benefit protections mean the Contract is more beneficial to investors with a long-term investment horizon.
●Withdrawals are subject to ordinary income tax and may be subject to tax penalties.
●Principal Risks ●Surrender and Withdrawals ●Fee Tables ●Charges and Other Deductions ●Living Benefit Riders
Risks Associated with Investment Options
●An investment in this Contract is subject to the risk of poor investment performance of the investment options you choose. Performance can vary depending on the performance of the investment options available under the Contract.
●Each investment option (including the fixed account option) has its own unique risks.
●You should review the investment options before making an investment decision.
●Principal Risks ●Investments of the Variable Annuity Account
Insurance Company Risks
●An investment in the Contract is subject to the risks related to Lincoln New York. Any obligations (including under the fixed account option), guarantees, or benefits of the
Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about Lincoln
New York, including our financial strength ratings, is available upon request by calling 1-888-868-2583 or visiting www.LincolnFinancial.com.
●Principal Risks
	RESTRICTIONS	Location in Prospectus
Investments
●The frequency of transfers between investment options is restricted. There are also restrictions on the minimum amount that may be transferred from a variable option and the maximum amount that may be transferred from the fixed account option.
●We reserve the right to charge a $25 fee for each transfer if you make more than 12 transfers in one Contract Year.
●We reserve the right to remove or substitute any funds as investment options that are available under the Contract.
●If you elect certain optional benefits, you may be limited in the amount of Purchase
Payments that you can make (and when).
●Your ability to transfer between investment options may also be restricted as a result of Investment Requirements if you have elected an optional benefit.
●Principal Risks ●Investments of the Variable Annuity Account
Optional Benefits
●Optional benefits may limit or restrict the investment options that you may select under the Contract. We may change these restrictions in the future.
●Optional benefit availability may vary by selling broker-dealer.
●Excess Withdrawals may reduce the value of an optional benefit by an amount greater than the value withdrawn or result in termination of the benefit.
●You are required to have a certain level of Contract Value for some new rider elections.
●We may modify or stop offering an optional benefit that is currently available at any time.
●If you elect certain optional benefits, you may be limited in the amount of Purchase
Payments that you can make (and when).
●The Contracts ●Living Benefit Riders ●Appendix B – Investment Requirements ●Appendix C – Discontinued Living Benefit Riders
5

	TAXES	Location in Prospectus
Tax Implications
●Consult with a tax professional to determine the tax implications of an investment in and payments received under this Contract.
●If you purchase the Contract through a tax-qualified plan or IRA, you do not get any additional tax benefit under the Contract.
●Earnings on your Contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59½.
●Federal Tax Matters
	CONFLICTS OF INTEREST	Location in Prospectus
Investment Professional Compensation
●Your registered representative may receive compensation for selling this Contract to you, both in the form of commissions and because we may share the revenue it earns on this Contract with the professional’s firm. (Your investment professional may be your broker, investment adviser, insurance agent, or someone else).
●This potential conflict of interest may influence your investment professional to recommend this Contract over another investment.
●Distribution of the Contracts ●Principal Risks
Exchanges
●If you already own a contract, some investment professionals may have a financial incentive to offer you a new Contract in place of the one you own. You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new Contract rather than continue to own your existing contract.
●The Contracts - Replacement of Existing Insurance
6

Appendix A — Funds Available Under The Contract
The following is a list of funds currently available under the Contract. Depending on the optional benefits you choose, you may not be able to invest in certain funds. Current performance of the Subaccounts can be found at www.lfg.com/VAprospectus. More information about the funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at www.lfg.com/VAprospectus. You can also request this information and current fund performance at no cost by calling 1-888-868-2583 or by sending an email request to CustServSupportTeam@lfg.com.
The current expenses and performance information below reflects fees and expenses of the Fund, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each fund’s past performance is not necessarily an indication of future performance.
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
Long-term growth of capital.	AB VPS Discovery Value Portfolio - Class B advised by AllianceBernstein L.P.	1.06%	9.72%	8.57%	7.36%
Long-term growth of capital.	AB VPS Sustainable Global Thematic Portfolio - Class B advised by AllianceBernstein L.P.	1.16%[2]	5.96%	8.77%	9.45%
Long-term capital growth.	American Funds® IS Global Small Capitalization Fund - Class 4 advised by Capital Research and Management Company This fund will be available on or about May 12, 2025. Please consult your registered representative.	1.15%[2]	2.12%	2.74%	5.54%
Long-term growth of capital.	ClearBridge Variable Large Cap Growth Portfolio - Class II advised by Franklin Templeton Fund Adviser, LLC	0.99%	27.56%	14.46%	N/A
Long-term growth of capital.	ClearBridge Variable Mid Cap Portfolio - Class II advised by Franklin Templeton Fund Adviser, LLC	1.06%	9.73%	6.35%	7.02%
Capital Appreciation. A fund of funds.	DWS Alternative Asset Allocation VIP Portfolio - Class B advised by DWS Investment Management Americas, Inc.	1.26%	5.30%	3.97%	2.83%
Income and capital growth consistent with reasonable risk.	Fidelity® VIP Balanced Portfolio - Service Class 2	0.67%	15.58%	10.57%	9.35%
Long-term capital appreciation.	Fidelity® VIP Contrafund® Portfolio - Service Class 2	0.81%	33.45%	16.74%	13.33%
High total return. A fund of funds.	Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2	0.79%[2]	8.38%	5.60%	5.69%
To achieve capital appreciation.	Fidelity® VIP Growth Portfolio - Service Class 2	0.81%	30.07%	18.63%	16.34%
Long-term growth of capital.	Fidelity® VIP Mid Cap Portfolio - Service Class 2	0.82%	17.18%	11.06%	8.94%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
To provide long-term capital appreciation.	First Trust Capital Strength Hedged Equity Portfolio - Class I	1.25%[2]	2.42%	N/A	N/A
To provide capital appreciation.	First Trust Capital Strength Portfolio - Class I	1.10%[2]	10.41%	N/A	N/A
To provide long-term capital appreciation.	First Trust Growth Strength Portfolio - Class I	1.20%[2]	15.03%	N/A	N/A
To provide capital appreciation.	First Trust International Developed Capital Strength Portfolio - Class I	1.20%[2]	1.76%	N/A	N/A
To provide total return by allocating among dividend-paying stocks and investment grade bonds.	First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I6	1.18%	6.01%	4.48%	6.14%
Capital appreciation with income as a secondary objective.	Franklin Allocation VIP Fund - Class 4	0.92%[2]	8.89%	5.45%	5.25%
To maximize income while maintaining prospects for capital appreciation.	Franklin Income VIP Fund - Class 2 This fund is not available in contracts issued on or after January 9, 2017.	0.72%[2]	7.20%	5.29%	5.27%
To maximize income while maintaining prospects for capital appreciation.	Franklin Income VIP Fund - Class 4 This fund is not available in contracts issued before January 9, 2017.	0.82%[2]	7.08%	5.17%	5.16%
Balance of growth of capital and income. A fund of funds.	Franklin Multi-Asset Variable Conservative Growth - Class II	1.00%	11.58%	6.10%	N/A
Capital appreciation; income is a secondary consideration.	Franklin Mutual Shares VIP Fund - Class 2 This fund is not available in contracts issued on or after January 9, 2017.	0.94%	11.27%	5.75%	5.83%
Capital appreciation; income is a secondary consideration.	Franklin Mutual Shares VIP Fund - Class 4 This fund is not available in contracts issued before January 9, 2017.	1.04%	11.16%	5.64%	5.72%
To seek to achieve a high level of total return on its assets through a combination of capital appreciation and current income.	Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares[5] This fund is not available in contracts issued on or after August 19, 2024.	0.59%	12.42%	10.20%	9.65%
Long-term growth of capital.	Invesco V.I. EQV International Equity Fund - Series II Shares	1.15%	0.34%	2.97%	4.10%
Seeks, over a specified annual period (an “Outcome Period”), to provide returns that track those of the Invesco QQQ TrustSM , Series 1 up to a cap, while providing a buffer against losses. A fund of funds.	Lincoln Hedged Nasdaq-100 Fund - Service Class	1.20%[2]	14.72%	N/A	N/A
Long-term growth of capital. A fund of funds.	Lincoln Hedged S&P 500 Conservative Fund - Service Class[4]	1.04%[2]	10.27%	N/A	N/A

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
Long-term growth of capital. A fund of funds.	Lincoln Hedged S&P 500 Fund - Service Class[4]	1.05%[2]	13.91%	N/A	N/A
Seeks, over a specified annual period (an “Outcome Period”), to provide returns that track those of the Invesco QQQ TrustSM , Series 1 up to a cap, while providing a buffer against losses. A fund of funds.	Lincoln Opportunistic Hedged Equity Fund - Service Class	1.06%[2]	15.11%	N/A	N/A
Long-term capital growth.	LVIP AllianceBernstein Large Cap Growth Fund - Service Class advised by Lincoln Financial Investments Corporation	0.88%[2]	25.62%	12.14%	13.04%
Long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed- income securities.	LVIP American Century Balanced Fund - Service Class advised by Lincoln Financial Investments Corporation	1.02%[2]	11.79%	6.79%	N/A
Capital growth.	LVIP American Century Capital Appreciation Fund - Service Class advised by Lincoln Financial Investments Corporation	0.94%[2]	24.79%	11.27%	10.79%
Capital growth; income is a secondary consideration.	LVIP American Century Disciplined Core Value Fund - Service Class advised by Lincoln Financial Investments Corporation	0.96%[2]	12.84%	7.91%	7.97%
Long-term total return using a strategy that seeks to protect against U.S. inflation.	LVIP American Century Inflation Protection Fund - Service Class advised by Lincoln Financial Investments Corporation	0.72%[2]	1.54%	1.22%	1.73%
Capital growth.	LVIP American Century International Fund - Service Class advised by Lincoln Financial Investments Corporation	1.10%[2]	2.46%	3.39%	4.77%
Long-term capital growth, income is secondary objective.	LVIP American Century Large Company Value Fund - Service Class advised by Lincoln Financial Investments Corporation	0.85%[2]	10.52%	7.30%	7.37%
Long-term capital growth, income is secondary objective.	LVIP American Century Mid Cap Value Fund - Service Class advised by Lincoln Financial Investments Corporation	1.01%[2]	8.52%	7.13%	7.87%
Capital Appreciation.	LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class advised by Lincoln Financial Investments Corporation	1.16%[2]	11.54%	7.29%	7.49%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
Long-term capital growth.	LVIP American Century Ultra® Fund - Service Class advised by Lincoln Financial Investments Corporation	0.90%[2]	28.62%	18.01%	16.29%
Long-term capital growth; income is a secondary consideration.	LVIP American Century Value Fund - Service Class advised by Lincoln Financial Investments Corporation	0.86%[2]	9.29%	8.41%	8.01%
Long-term growth of capital. A master- feeder fund.	LVIP American Global Growth Fund - Service Class II advised by Lincoln Financial Investments Corporation	1.03%	13.25%	9.36%	10.33%
Long-term growth of capital. A master- feeder fund.	LVIP American Global Small Capitalization Fund - Service Class II advised by Lincoln Financial Investments Corporation	1.32%[2]	1.93%	2.59%	5.38%
Growth of capital. A master-feeder fund.	LVIP American Growth Fund - Service Class II advised by Lincoln Financial Investments Corporation	0.94%	31.19%	18.42%	16.17%
Long-term growth of capital and income. A master-feeder fund.	LVIP American Growth-Income Fund - Service Class II advised by Lincoln Financial Investments Corporation	0.88%	23.81%	12.63%	11.82%
Long-term growth of capital. A master- feeder fund.	LVIP American International Fund - Service Class II advised by Lincoln Financial Investments Corporation	1.15%	2.75%	0.85%	3.63%
Capital Appreciation.	LVIP Baron Growth Opportunities Fund - Service Class advised by Lincoln Financial Investments Corporation	1.14%[2]	5.44%	7.96%	9.41%
Reasonable income.	LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class advised by Lincoln Financial Investments Corporation	0.90%[2]	11.22%	7.93%	6.96%
Long-term capital appreciation.	LVIP BlackRock Equity Dividend Fund - Service Class advised by Lincoln Financial Investments Corporation (formerly LVIP Macquarie Value Fund)	0.95%[2]	6.86%	5.38%	6.87%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
High total investment return.	LVIP BlackRock Global Allocation Fund - Service Class advised by Lincoln Financial Investments Corporation	0.97%[2]	9.23%	5.94%	N/A
Capital Appreciation. A fund of funds.	LVIP BlackRock Global Allocation Managed Risk Fund - Service Class advised by Lincoln Financial Investments Corporation	1.19%[2]	9.22%	3.37%	3.41%
A balance between current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class advised by Lincoln Financial Investments Corporation	0.77%[2]	10.79%	3.20%	N/A
To maximize real return, consistent with preservation of real capital and prudent investment management.	LVIP BlackRock Inflation Protected Bond Fund - Service Class advised by Lincoln Financial Investments Corporation	1.13%	2.38%	2.26%	1.89%
Total return through a combination of current income and long-term capital appreciation.	LVIP BlackRock Real Estate Fund - Service Class advised by Lincoln Financial Investments Corporation	1.08%[2]	1.36%	0.27%	2.42%
A balance between current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class advised by Lincoln Financial Investments Corporation	0.74%[2]	13.03%	4.38%	N/A
Long-term growth of capital in a manner consistent with the preservation of capital.	LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class advised by Lincoln Financial Investments Corporation	0.91%[2]	30.09%	15.45%	11.36%
Capital Appreciation.	LVIP Blended Mid Cap Managed Volatility Fund - Service Class advised by Lincoln Financial Investments Corporation	0.97%[2]	18.93%	8.92%	8.85%
Seeks long-term capital appreciation.	LVIP Channing Small Cap Value Fund - Service Class advised by Lincoln Financial Investments Corporation	1.12%	10.58%	N/A	N/A
Capital Appreciation.	LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund - Service Class advised by Lincoln Financial Investments Corporation	1.01%[2]	21.86%	11.25%	9.43%
Long-term capital appreciation.	LVIP Dimensional International Core Equity Fund - Service Class advised by Lincoln Financial Investments Corporation	0.87%[2]	2.81%	4.35%	N/A

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
Long-term capital appreciation. A fund of funds.	LVIP Dimensional International Equity Managed Volatility Fund - Service Class advised by Lincoln Financial Investments Corporation	1.01%	4.43%	2.96%	3.30%
Long-term capital appreciation.	LVIP Dimensional U.S. Core Equity 1 Fund - Service Class advised by Lincoln Financial Investments Corporation	0.74%[2]	20.35%	12.89%	11.41%
Long-term capital appreciation.	LVIP Dimensional U.S. Core Equity 2 Fund - Service Class advised by Lincoln Financial Investments Corporation	0.74%	18.16%	12.54%	N/A
Long-term capital appreciation. A fund of funds.	LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class advised by Lincoln Financial Investments Corporation	0.86%[2]	20.36%	12.79%	9.29%
Capital Appreciation. A fund of funds.	LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Service Class advised by Lincoln Financial Investments Corporation	0.96%[2]	27.19%	14.23%	10.06%
Maximum long-term total return consistent with reasonable risk.	LVIP Fidelity Institutional AM® Total Bond Fund - Service Class advised by Lincoln Financial Investments Corporation (formerly LVIP Macquarie Diversified Income Fund)	0.81%[2]	1.67%	0.14%	1.48%
Long-term capital growth.	LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class advised by Lincoln Financial Investments Corporation	0.97%[2]	12.26%	8.66%	5.78%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund - Service Class advised by Lincoln Financial Investments Corporation	0.71%[2]	8.64%	3.11%	2.56%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor International Equity Fund - Service Class advised by Lincoln Financial Investments Corporation	0.65%[2]	3.51%	4.22%	4.43%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund - Service Class advised by Lincoln Financial Investments Corporation	0.61%[2]	27.68%	12.65%	10.80%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund - Service Class advised by Lincoln Financial Investments Corporation	0.63%	12.91%	9.88%	7.77%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
Capital appreciation. A fund of funds.	LVIP Global Aggressive Growth Allocation Managed Risk Fund - Service Class advised by Lincoln Financial Investments Corporation	1.05%[2]	11.77%	4.40%	N/A
A high level of current income with some consideration given to growth of capital. A fund of funds.	LVIP Global Conservative Allocation Managed Risk Fund - Service Class advised by Lincoln Financial Investments Corporation	1.01%[2]	7.43%	2.62%	3.46%
A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP Global Growth Allocation Managed Risk Fund - Service Class advised by Lincoln Financial Investments Corporation	1.00%[2]	10.86%	3.84%	4.21%
A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP Global Moderate Allocation Managed Risk Fund - Service Class advised by Lincoln Financial Investments Corporation	1.01%[2]	9.91%	3.41%	3.88%
Current income while (i)maintaining a stable value of your shares (providing stability of net asset value) and (ii) preserving the value of your initial investment (preservation of capital).	LVIP Government Money Market Fund - Service Class advised by Lincoln Financial Investments Corporation	0.64%[2]	4.68%	2.08%	1.33%
Capital Appreciation.	LVIP Invesco Select Equity Income Managed Volatility Fund - Service Class advised by Lincoln Financial Investments Corporation	0.93%[2]	12.66%	8.47%	6.29%
To maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.	LVIP JPMorgan Core Bond Fund - Service Class advised by Lincoln Financial Investments Corporation	0.72%	1.46%	-0.19%	1.24%
A high level of current income; capital appreciation is the secondary objective.	LVIP JPMorgan High Yield Fund - Service Class advised by Lincoln Financial Investments Corporation	0.93%[2]	7.81%	3.77%	4.24%
Capital appreciation with the secondary goal of achieving current income by investing in equity securities.	LVIP JPMorgan Mid Cap Value Fund - Service Class advised by Lincoln Financial Investments Corporation	0.98%	14.02%	N/A	N/A
Current income and some capital appreciation. A fund of funds.	LVIP JPMorgan Retirement Income Fund - Service Class advised by Lincoln Financial Investments Corporation	0.92%[2]	7.70%	3.63%	3.98%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
Long-term capital appreciation.	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class advised by Lincoln Financial Investments Corporation	1.02%[2]	15.14%	8.84%	6.05%
Maximum total return, consistent with reasonable risk.	LVIP JPMorgan Short Duration Bond Fund - Service Class advised by Lincoln Financial Investments Corporation (formerly LVIP Macquarie Limited-Term Diversified Income Fund)	0.77%[2]	3.99%	1.41%	1.61%
Capital growth over the long term.	LVIP JPMorgan Small Cap Core Fund - Service Class advised by Lincoln Financial Investments Corporation	1.00%	11.44%	6.77%	7.02%
High total return.	LVIP JPMorgan U.S. Equity Fund - Service Class advised by Lincoln Financial Investments Corporation	0.90%	23.68%	15.45%	13.11%
Maximum current income (yield) consistent with a prudent investment strategy.	LVIP Macquarie Bond Fund - Service Class[3] advised by Lincoln Financial Investments Corporation	0.72%	1.25%	-0.31%	1.21%
Total return.	LVIP Macquarie Diversified Floating Rate Fund - Service Class[3] advised by Lincoln Financial Investments Corporation	0.88%[2]	5.80%	2.41%	1.96%
Total return and, as a secondary objective, high current income.	LVIP Macquarie High Yield Fund - Service Class[3] advised by Lincoln Financial Investments Corporation	1.04%[2]	6.34%	3.36%	3.94%
To maximize long-term capital appreciation.	LVIP Macquarie Mid Cap Value Fund - Service Class[3] advised by Lincoln Financial Investments Corporation	0.77%	14.42%	8.69%	8.94%
Long-term capital appreciation.	LVIP Macquarie SMID Cap Core Fund - Service Class[3] advised by Lincoln Financial Investments Corporation	1.10%[2]	14.38%	9.21%	9.21%
To maximize long-term capital appreciation.	LVIP Macquarie Social Awareness Fund - Service Class[3] advised by Lincoln Financial Investments Corporation	0.78%	20.65%	13.48%	11.48%
Long-term capital appreciation.	LVIP Macquarie U.S. Growth Fund - Service Class[3] advised by Lincoln Financial Investments Corporation	1.02%	33.66%	19.26%	14.18%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
Maximum long-term total return, with capital appreciation as a secondary objective.	LVIP Macquarie U.S. REIT Fund - Service Class[3] advised by Lincoln Financial Investments Corporation	1.13%[2]	7.55%	2.75%	4.02%
To provide a responsible level of income and the potential for capital appreciation.	LVIP Macquarie Wealth Builder Fund - Service Class[3] advised by Lincoln Financial Investments Corporation	0.96%[2]	7.91%	4.24%	4.57%
Long-term capital appreciation.	LVIP MFS International Growth Fund - Service Class advised by Lincoln Financial Investments Corporation	1.04%[2]	7.83%	5.99%	7.70%
Capital Appreciation.	LVIP MFS Value Fund - Service Class advised by Lincoln Financial Investments Corporation	0.86%[2]	11.57%	7.83%	8.43%
Current income consistent with the preservation of capital.	LVIP Mondrian Global Income Fund - Service Class advised by Lincoln Financial Investments Corporation	0.91%[2]	-5.40%	-3.47%	-0.71%
Long-term capital appreciation as measured by the change in the value of fund shares over a period of three years or longer.	LVIP Mondrian International Value Fund - Service Class advised by Lincoln Financial Investments Corporation	0.99%[2]	4.43%	3.22%	3.93%
Long-term growth of capital. A fund of funds.	LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class advised by Lincoln Financial Investments Corporation	1.14%[2]	16.44%	9.71%	7.41%
Capital Appreciation. A fund of funds.	LVIP Multi-Manager International Equity Managed Volatility Fund - Service Class advised by Lincoln Financial Investments Corporation	1.11%[2]	7.73%	3.23%	5.51%
To seek a high level of current income consistent with preservation of capital.	LVIP PIMCO Low Duration Bond Fund - Service Class advised by Lincoln Financial Investments Corporation	0.90%[2]	4.87%	1.38%	1.60%
To match as closely as practicable, before fees and expenses, the performance of the Bloomberg U.S. Aggregate Index.	LVIP SSGA Bond Index Fund - Service Class advised by Lincoln Financial Investments Corporation	0.62%[2]	0.80%	-0.85%	0.78%
A high level of current income, with some consideration given to growth of capital. A fund of funds.	LVIP SSGA Conservative Index Allocation Fund - Service Class advised by Lincoln Financial Investments Corporation	0.76%[2]	5.69%	3.34%	3.95%
To provide investment results that, before fees and expenses, correspond generally to the total return of the MSCI Emerging Markets Index that tracks performance of emerging market equity securities.	LVIP SSGA Emerging Markets Equity Index Fund - Service Class advised by Lincoln Financial Investments Corporation	0.75%[2]	6.54%	0.50%	N/A

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
Long-term growth of capital. A fund of funds.	LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class advised by Lincoln Financial Investments Corporation	0.85%[2]	9.70%	4.94%	4.24%
To approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.	LVIP SSGA International Index Fund - Service Class advised by Lincoln Financial Investments Corporation	0.63%[2]	2.97%	4.23%	4.72%
Capital Appreciation. A fund of funds.	LVIP SSGA International Managed Volatility Fund - Service Class advised by Lincoln Financial Investments Corporation	0.87%[2]	2.52%	1.69%	2.62%
Capital Appreciation. A fund of funds.	LVIP SSGA Large Cap Managed Volatility Fund - Service Class advised by Lincoln Financial Investments Corporation	0.72%[2]	24.07%	13.53%	10.34%
Seek to approximate as closely as practicable, before fees and expenses, the performance of a broad market index that emphasizes stocks of mid-sized U.S. companies.	LVIP SSGA Mid-Cap Index Fund - Service Class advised by Lincoln Financial Investments Corporation	0.60%[2]	13.27%	9.67%	9.04%
A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP SSGA Moderate Index Allocation Fund - Service Class advised by Lincoln Financial Investments Corporation	0.75%	8.10%	5.26%	5.46%
A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class advised by Lincoln Financial Investments Corporation	0.75%	9.00%	5.81%	5.97%
To approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.	LVIP SSGA S&P 500 Index Fund - Service Class[4] advised by Lincoln Financial Investments Corporation	0.48%	24.42%	13.96%	12.56%
To provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the short-term U.S. corporate bond market.	LVIP SSGA Short-Term Bond Index Fund - Service Class advised by Lincoln Financial Investments Corporation	0.61%[2]	4.63%	1.64%	N/A
To approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.	LVIP SSGA Small-Cap Index Fund - Service Class advised by Lincoln Financial Investments Corporation	0.63%[2]	10.87%	6.70%	7.11%
Capital Appreciation. A fund of funds.	LVIP SSGA SMID Cap Managed Volatility Fund - Service Class advised by Lincoln Financial Investments Corporation	0.86%[2]	11.05%	6.10%	5.22%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
A high level of current income, with some consideration given to growth of capital. A fund of funds.	LVIP Structured Conservative Allocation Fund - Service Class advised by Lincoln Financial Investments Corporation	0.85%	6.20%	3.44%	3.80%
A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP Structured Moderate Allocation Fund - Service Class advised by Lincoln Financial Investments Corporation	0.81%	9.14%	5.51%	5.34%
A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP Structured Moderately Aggressive Allocation Fund - Service Class advised by Lincoln Financial Investments Corporation	0.83%	10.21%	6.11%	5.78%
To maximize capital appreciation.	LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class advised by Lincoln Financial Investments Corporation	0.97%[2]	23.36%	10.86%	11.68%
Capital appreciation. A fund of funds.	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund - Service Class advised by Lincoln Financial Investments Corporation	1.05%[2]	14.80%	5.78%	N/A
High level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP U.S. Growth Allocation Managed Risk Fund - Service Class advised by Lincoln Financial Investments Corporation	1.02%[2]	13.27%	5.22%	N/A
Total return consistent with the preservation of capital. A fund of funds.	LVIP Vanguard Bond Allocation Fund - Service Class advised by Lincoln Financial Investments Corporation	0.61%	1.18%	-0.82%	0.70%
Long-term capital appreciation. A fund of funds.	LVIP Vanguard Domestic Equity ETF Fund - Service Class advised by Lincoln Financial Investments Corporation	0.57%[2]	21.80%	13.08%	11.75%
Long-term capital appreciation. A fund of funds.	LVIP Vanguard International Equity ETF Fund - Service Class advised by Lincoln Financial Investments Corporation	0.59%[2]	3.62%	3.43%	4.64%
Long-term capital appreciation.	LVIP Wellington SMID Cap Value Fund - Service Class advised by Lincoln Financial Investments Corporation	1.02%[2]	12.04%	8.83%	7.83%
Maximize total return.	LVIP Western Asset Core Bond Fund - Service Class advised by Lincoln Financial Investments Corporation	0.80%	0.44%	-1.06%	N/A
Long-term capital appreciation.	Macquarie VIP Emerging Markets Series - Service Class[3] advised by Delaware Management Company	1.46%[2]	4.77%	0.72%	3.75%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
Capital Appreciation.	Macquarie VIP Small Cap Value Series - Service Class[3] advised by Delaware Management Company	1.04%	11.02%	6.83%	7.30%
Capital Appreciation.	MFS® VIT Growth Series - Service Class advised by Massachusetts Financial Services Company	0.97%[2]	31.15%	14.46%	14.82%
Total return.	MFS® VIT Total Return Series - Service Class advised by Massachusetts Financial Services Company	0.86%[2]	7.46%	5.89%	6.20%
Total return.	MFS® VIT Utilities Series - Service Class advised by Massachusetts Financial Services Company	1.04%[2]	11.34%	5.61%	6.02%
Maximum real return, consistent with prudent investment management.	PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class advised by Pacific Investment Management Company, LLC This fund is not available in contracts issued on or after January 9, 2017.	2.38%[2]	3.97%	6.98%	1.55%
Balanced investment composed of a well-diversified portfolio of stocks and bonds which produce both capital growth and current income.	Putnam VT George Putnam Balanced Fund - Class IB	0.90%	16.73%	9.11%	8.60%
Capital growth and current income.	Putnam VT Large Cap Value Fund - Class IB	0.80%	19.14%	12.45%	10.88%
Long-term capital appreciation.	Putnam VT Sustainable Future Fund - Class IB	1.06%	14.88%	9.54%	8.84%
Long-term capital appreciation.	Putnam VT Sustainable Leaders Fund - Class IB	0.88%	23.02%	13.72%	13.50%
High current income consistent with preservation of capital; capital appreciation is a secondary objective.	Templeton Global Bond VIP Fund - Class 2 advised by Franklin Advisers, Inc. This fund is not available in contracts issued on or after January 9, 2017.	0.75%[2]	- 11.37%	-4.85%	-2.03%
1
The name of the adviser or sub-adviser is not listed if the name is incorporated into the name of the fund or the fund company.
2
This fund is subject to an expense reimbursement or fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund prospectus for additional information.
3
Investments in Macquarie VIP Series, Macquarie Funds, LVIP Macquarie Funds or Lincoln Life accounts managed by Macquarie Investment Management Advisers, a series of Macquarie Investments Management Business Trust, are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46008 583 542 and its holding companies, including their subsidiaries or related companies, and are subject to investment risk, including possible delays in prepayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the series or funds or accounts, the repayment of capital from the series or funds or account, or any particular rate of return.
4
The Index to which this fund is managed to is a product of S&P Dow Jones Indices LLC (SPDJI) and has been licensed for use by one or more of the portfolio’s service providers (licensee). Standard & Poor’s®, S&P®, S&P GSCI® and S&P 500® are registered trademarks of S&P Global, Inc. or its affiliates (S&P) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by the licensee. The licensee’s products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, or their third party licensors, and none of these parties or their respective affiliates or third party licensors make any representation regarding the advisability of investing in such products, nor do they have liability for any errors, omissions, or interruptions of the Index.
5
“Standard & Poor’s®,” “S&P®,” “Standard & Poor’s Equal Weight Index,” “S&P EWI,” “S&P 500®,” “Standard & Poor’s 500” and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Invesco V.I. Equally-Weighted S&P 500 Fund. The fund is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the fund.

6
Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademark has been licensed to S&P Dow Jones Indices LLC and has been sublicensed for use for certain purposes by First Trust Advisors L.P. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of purchasing the product.

Appendix B — Investment Requirements
If you purchase a Living Benefit Rider (except i4LIFE® Advantage without the Guaranteed Income Benefit), you will be subject to Investment Requirements. This means you will be limited in your choice of Subaccount investments and may be limited in how much you can invest in certain Subaccounts. This also means you will not be able to allocate Contract Value to all of the Subaccounts that are available to Contractowners who have not elected a Living Benefit Rider. We impose Investment Requirements to reduce the risk of investment losses that may require us to use our own assets to make guaranteed payments under a Living Benefit Rider.
If you elect Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), 4LATER® Advantage (Managed Risk) or i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk), you must allocate your Contract Value in accordance with the Investment Requirements for Managed Risk Riders section below. If you elect any other Living Benefit Rider, you must allocate your Contract Value in accordance with the Investment Requirements for the Living Benefit Riders sections below, according to which rider you purchased and the date of purchase. Currently, if you purchase i4LIFE® Advantage without the Guaranteed Income Benefit, you will not be subject to any Investment Requirements, although we reserve the right to impose Investment Requirements for this rider in the future. If we do exercise our right to do so, you will have to reallocate your Account Value subject to such requirements.
If you elect a Living Benefit Rider, Investment Requirements apply whether you purchase the rider at contract issue, or add it to an existing Contract. You must hold the rider for a minimum period of time after election (the minimum time is specified under the Termination section of each rider). During this time, you will be required to adhere to the Investment Requirements. After this time, failure to adhere to the Investment Requirements will result in termination of the rider.
Certain Living Benefit Riders guarantee you the right to transition to a version of i4LIFE® Advantage Guaranteed Income Benefit even if that version is no longer available for purchase. If you transition to i4LIFE® Advantage Guaranteed Income Benefit, the Investment Requirements under your Prior Living Benefit Rider continue to apply. See i4LIFE® Advantage – i4LIFE® Advantage Guaranteed Income Benefit Transitions for a discussion of this transition.
Certain underlying funds that are included in the Investment Requirements, including funds managed by an adviser affiliated with us, employ risk management strategies that are intended to control the funds’ overall volatility, and for some funds, to also reduce the downside exposure of the funds during significant market downturns. These funds are included under Investment Requirements (particularly in the Investment Requirements for the Managed Risk riders) in part because the reduction in volatility helps us to reduce the risk of investment losses that may require us to use our own assets to make guaranteed payments under a Living Benefit Rider. At the same time, risk management strategies in periods of high market volatility or other market conditions, could limit your participation in market gains. This may conflict with your investment objectives by limiting your ability to maximize potential growth of your Contract Value and, in turn, the value of any guaranteed benefit that is tied to investment performance. You should consult with your registered representative to determine whether these funds align with your investment objectives. For more information about the funds and the investment strategies they employ, please refer to the funds’ current prospectuses. Fund prospectuses are available by contacting us.
If you purchase a Living Benefit Rider (except i4LIFE® Advantage without the Guaranteed Income Benefit), you agree to be automatically enrolled in the portfolio rebalancing option under your Contract and thereby authorize us to automatically rebalance your Contract Value on a periodic basis. (This portfolio rebalancing will continue while a death claim is being settled, if the Living Benefit Rider could continue on an additional measuring life.) On each quarterly anniversary of the effective date of the rider, we will rebalance your Contract Value in accordance with your allocation instructions in effect at the time of the rebalancing. Any reallocation of Contract Value among the Subaccounts made by you prior to a rebalancing date will become your allocation instructions for rebalancing purposes. Confirmation of the rebalancing will appear on your quarterly statement.
Some investment options are not available to you if you purchase certain riders. The Investment Requirements may not be consistent with an aggressive investment strategy. You should consult with your registered representative to determine if the Investment Requirements are consistent with your investment objectives.

Investment Requirements for Managed Risk Riders. If you elect Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), 4LATER® Advantage (Managed Risk), are transitioning from one of these riders to i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk), or elect i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) prior to May 21, 2018 or on or after May 18, 2020, you must currently allocate your Contract Value or Account Value among one or more of the following Subaccounts only. Not all funds may be available in your Contract; refer to Appendix A – Funds Available Under The Contract of this prospectus for more information.
Group 1 Investments must be at least 20% of Contract Value or Account Value	Group 2 Investments cannot exceed 80% of Contract Value or Account Value	Group 3 Investments cannot exceed 10% of Contract Value or Account Value
Lincoln Hedged S&P 500 Conservative Fund*
LVIP American Century Inflation Protection Fund
LVIP BlackRock Inflation Protected Bond Fund
LVIP Fidelity Institutional AM® Total Bond Fund
LVIP JPMorgan Core Bond Fund
LVIP JPMorgan Short Duration Bond Fund
LVIP Macquarie Bond Fund
LVIP Macquarie Diversified Floating Rate Fund
LVIP Mondrian Global Income Fund (not available
for riders purchased on or after May 21, 2018)
LVIP PIMCO Low Duration Bond Fund
LVIP SSGA Bond Index Fund
LVIP SSGA Short-Term Bond Index Fund
LVIP Vanguard Bond Allocation Fund
LVIP Western Asset Core Bond Fund

Lincoln Hedged S&P 500 Fund*
Lincoln Opportunistic Hedged Equity Fund*
LVIP American Century Select Mid Cap Managed
Volatility Fund
LVIP BlackRock Dividend Value Managed
Volatility Fund
LVIP BlackRock Global Allocation Managed Risk
Fund
LVIP BlackRock Global Growth ETF Allocation
Managed Risk Fund
LVIP BlackRock U.S. Growth ETF Allocation
Managed Risk Fund
LVIP Blended Large Cap Growth Managed
Volatility Fund
LVIP Blended Mid Cap Managed Volatility Fund
LVIP ClearBridge Franklin Select Large Cap
Managed Volatility Fund
LVIP Dimensional International Equity Managed
Volatility Fund
LVIP Dimensional U.S. Equity Managed Volatility
Fund
LVIP Fidelity Institutional AM® Select Core Equity
Managed Volatility Fund
LVIP Franklin Templeton Global Equity Managed
Volatility Fund
LVIP Global Aggressive Growth Allocation
Managed Risk Fund
LVIP Global Conservative Allocation Managed
Risk Fund
LVIP Global Growth Allocation Managed Risk
Fund
LVIP Global Moderate Allocation Managed Risk
Fund
LVIP Invesco Select Equity Income Managed
Volatility Fund
LVIP JPMorgan Select Mid Cap Value Managed
Volatility Fund
LVIP Multi-Manager Global Equity Managed
Volatility Fund
LVIP Multi-Manager International Equity
Managed Volatility Fund
LVIP SSGA Global Tactical Allocation Managed
Volatility Fund
LVIP SSGA International Managed Volatility Fund
LVIP SSGA Large Cap Managed Volatility Fund
LVIP SSGA SMID Cap Managed Volatility Fund
LVIP U.S. Aggressive Growth Allocation Managed
Risk Fund
LVIP U.S. Growth Allocation Managed Risk Fund
No subaccounts at this time.
*This fund option is only available for elections of i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) elections on and after May 18, 2020.
The fixed account is only available for dollar cost averaging, and only for contracts purchased prior to February 18, 2025.
As an alternative, to satisfy these Investment Requirements, you may allocate 100% of your Contract Value or i4LIFE® Advantage Account Value among the Subaccounts listed below. If you allocate less than 100% of Contract Value or i4LIFE® Advantage Account Value among these Subaccounts, then the Subaccounts listed below that are also listed in Group 1 will be subject to the Group 1 restrictions. Any remaining Subaccounts listed below that are not listed in Group 1 will fall into Group 2 and be subject to Group 2 restrictions.

●
Lincoln Hedged S&P 500 Conservative Fund*
●
LVIP American Century Inflation Protection Fund
●
LVIP BlackRock Global Allocation Managed Risk Fund
●
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
●
LVIP BlackRock Inflation Protected Bond Fund
●
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
●
LVIP Fidelity Institutional AM® Total Bond Fund
●
LVIP Global Aggressive Growth Allocation Managed Risk Fund
●
LVIP Global Conservative Allocation Managed Risk Fund
●
LVIP Global Growth Allocation Managed Risk Fund
●
LVIP Global Moderate Allocation Managed Risk Fund
●
LVIP JPMorgan Core Bond Fund
●
LVIP JPMorgan Short Duration Bond Fund
●
LVIP Macquarie Bond Fund
●
LVIP Macquarie Diversified Floating Rate Fund
●
LVIP Mondrian Global Income Fund (not available for riders purchased on or after May 21, 2018)
●
LVIP PIMCO Low Duration Bond Fund
●
LVIP SSGA Bond Index Fund
●
LVIP SSGA Global Tactical Allocation Managed Volatility Fund
●
LVIP SSGA Short-Term Bond Index Fund
●
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
●
LVIP U.S. Growth Allocation Managed Risk Fund
●
LVIP Vanguard Bond Allocation Fund
●
LVIP Western Asset Core Bond Fund
*This fund option is only available for elections of i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) elections on and after May 18, 2020.
The fixed account, if available, is only available for dollar cost averaging, and only for contracts purchased prior to February 18, 2025.
Additionally, Contract Value may be allocated in accordance with certain asset allocation models made available to you by your broker-dealer. If so, currently 100% of the Contract Value can be allocated to one of the following models, if available:
●
70/30 Global Allocation Managed Volatility Model
●
80/20 Global Allocation Managed Volatility Model
●
80/20 U.S. Allocation Managed Volatility Model
You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in your Contract. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider. We may exclude an asset allocation model from being available for investment at any time, in our sole discretion. You will be notified prior to the date of such a change.
Investment Requirements for other Living Benefit Riders purchased on or after August 29, 2016 (October 3, 2016 for existing Contractowners). If you elect Lincoln Market Select® Advantage, Lincoln Max 6 SelectSM Advantage, or 4LATER® Select Advantage on or after August 29, 2016 (October 3, 2016 for existing Contractowners), i4LIFE® Advantage Select Guaranteed Income Benefit on or after August 29, 2016 (October 3, 2016 for existing Contractowners) but prior to May 21, 2018, or you are transitioning to i4LIFE® Advantage Select Guaranteed Income Benefit from one of these riders, you must currently allocate your Contract Value or i4LIFE® Advantage Account Value among one or more of the following Subaccounts.
Group 1 Investments must be at least 20% of Contract Value or Account Value.	Group 2 Investments cannot exceed 80% of Contract Value or Account Value.
LVIP American Century Inflation Protection Fund
LVIP BlackRock Inflation Protected Bond Fund
LVIP Fidelity Institutional AM® Total Bond Fund
LVIP JPMorgan Core Bond Fund
LVIP JPMorgan Short Duration Bond Fund
LVIP Macquarie Bond Fund
LVIP Macquarie Diversified Floating Rate Fund
LVIP PIMCO Low Duration Bond Fund
LVIP SSGA Bond Index Fund
LVIP SSGA Short-Term Bond Index Fund
LVIP Vanguard Bond Allocation Fund
LVIP Western Asset Core Bond Fund

AB VPS Discovery Value Portfolio
ClearBridge Variable Large Cap Growth Portfolio
Fidelity® VIP Balanced Portfolio
Fidelity® VIP Contrafund® Portfolio
Fidelity® VIP FundsManager® 50% Portfolio
Fidelity® VIP Mid Cap Portfolio
First Trust Capital Strength Portfolio
First Trust Growth Strength Portfolio
First Trust International Developed Capital Strength Portfolio
First Trust/Dow Jones Dividend & Income Allocation Portfolio
Franklin Allocation VIP Fund
Franklin Income VIP Fund
Franklin Multi-Asset Variable Conservative Growth
Franklin Mutual Shares VIP Fund
Invesco V.I. Equally-Weighted S&P 500 Fund
Invesco V.I. EQV International Equity Fund
Lincoln Hedged S&P 500 Conservative Fund
Lincoln Hedged S&P 500 Fund
Lincoln Opportunistic Hedged Equity Fund
LVIP AllianceBernstein Large Cap Growth Fund
LVIP American Century Balanced Fund
LVIP American Century Capital Appreciation Fund
LVIP American Century Disciplined Core Value Fund

Group 1 Investments must be at least 20% of Contract Value or Account Value.	Group 2 Investments cannot exceed 80% of Contract Value or Account Value.

LVIP American Century International Fund
LVIP American Century Large Company Value Fund
LVIP American Century Mid Cap Value Fund
LVIP American Century Ultra® Fund
LVIP American Century Value Fund
LVIP American Global Growth Fund
LVIP American Growth Fund
LVIP American Growth-Income Fund
LVIP American International Fund
LVIP Baron Growth Opportunities Fund
LVIP BlackRock Equity Dividend Fund
LVIP BlackRock Global Allocation Fund
LVIP BlackRock Global Allocation Managed Risk Fund
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
LVIP Channing Small Cap Value Fund
LVIP Dimensional International Core Equity Fund
LVIP Dimensional U.S. Core Equity 1 Fund
LVIP Dimensional U.S. Core Equity 2 Fund
LVIP Franklin Templeton Multi-Factor International Equity Fund
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
LVIP Global Aggressive Growth Allocation Managed Risk Fund
LVIP Global Conservative Allocation Managed Risk Fund
LVIP Global Growth Allocation Managed Risk Fund
LVIP Global Moderate Allocation Managed Risk Fund
LVIP Government Money Market Fund
LVIP JPMorgan High Yield Fund
LVIP JPMorgan Mid Cap Value Fund
LVIP JPMorgan Retirement Income Fund
LVIP JPMorgan Small Cap Core Fund
LVIP JPMorgan U.S. Equity Fund
LVIP Macquarie High Yield Fund
LVIP Macquarie Mid Cap Value Fund
LVIP Macquarie SMID Cap Core Fund
LVIP Macquarie Social Awareness Fund
LVIP Macquarie U.S. Growth Fund
LVIP Macquarie Wealth Builder Fund
LVIP MFS International Growth Fund
LVIP MFS Value Fund
LVIP Mondrian International Value Fund
LVIP SSGA Conservative Index Allocation Fund
LVIP SSGA Global Tactical Allocation Managed Volatility Fund
LVIP SSGA International Index Fund
LVIP SSGA Mid-Cap Index Fund
LVIP SSGA Moderate Index Allocation Fund
LVIP SSGA Moderately Aggressive Index Allocation Fund
LVIP SSGA S&P 500 Index Fund
LVIP SSGA Small-Cap Index Fund
LVIP Structured Conservative Allocation Fund
LVIP Structured Moderate Allocation Fund
LVIP Structured Moderately Aggressive Allocation Fund
LVIP T. Rowe Price Structured Mid-Cap Growth Fund
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
LVIP U.S. Growth Allocation Managed Risk Fund
LVIP Vanguard Domestic Equity ETF Fund
LVIP Vanguard International Equity ETF Fund
LVIP Wellington SMID Cap Value Fund
Macquarie VIP Small Cap Value Series
MFS® VIT Growth Series
MFS® VIT Total Return Series
Putnam VT George Putnam Balanced Fund
Putnam VT Large Cap Value Fund
Putnam VT Sustainable Leaders Fund

As an alternative, to satisfy these Investment Requirements, you may allocate 100% of your Contract Value or i4LIFE® Advantage Account Value among the Subaccounts listed below. If you allocate less than 100% of Contract Value or i4LIFE® Advantage Account

Value among these Subaccounts, then the Subaccounts listed below that are also listed in Group 1 will be subject to the Group 1 restrictions. Any remaining Subaccounts listed below that are not listed in Group 1 will fall into Group 2 and be subject to Group 2 restrictions.
●
Fidelity® VIP Balanced Portfolio
●
Fidelity® VIP FundsManager® 50% Portfolio
●
First Trust/Dow Jones Dividend & Income Allocation Portfolio
●
Franklin Allocation VIP Fund
●
Franklin Multi-Asset Variable Conservative Growth
●
Lincoln Hedged S&P 500 Conservative Fund
●
Lincoln Hedged S&P 500 Fund
●
Lincoln Opportunistic Hedged Equity Fund
●
LVIP American Century Balanced Fund
●
LVIP American Century Inflation Protection Fund
●
LVIP BlackRock Global Allocation Fund
●
LVIP BlackRock Global Allocation Managed Risk Fund
●
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
●
LVIP BlackRock Inflation Protected Bond Fund
●
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
●
LVIP Fidelity Institutional AM® Total Bond Fund
●
LVIP Global Aggressive Growth Allocation Managed Risk Fund
●
LVIP Global Conservative Allocation Managed Risk Fund
●
LVIP Global Growth Allocation Managed Risk Fund
●
LVIP Global Moderate Allocation Managed Risk Fund
●
LVIP JPMorgan Core Bond Fund
●
LVIP JPMorgan Retirement Income Fund
●
LVIP JPMorgan Short Duration Bond Fund
●
LVIP Macquarie Bond Fund
●
LVIP Macquarie Diversified Floating Rate Fund
●
LVIP Macquarie Wealth Builder Fund
●
LVIP PIMCO Low Duration Bond Fund
●
LVIP SSGA Bond Index Fund
●
LVIP SSGA Conservative Index Allocation Fund
●
LVIP SSGA Global Tactical Allocation Managed Volatility Fund
●
LVIP SSGA Moderate Index Allocation Fund
●
LVIP SSGA Moderately Aggressive Index Allocation Fund
●
LVIP SSGA Short-Term Bond Index Fund
●
LVIP Structured Conservative Allocation Fund
●
LVIP Structured Moderate Allocation Fund
●
LVIP Structured Moderately Aggressive Allocation Fund
●
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
●
LVIP U.S. Growth Allocation Managed Risk Fund
●
LVIP Vanguard Bond Allocation Fund
●
LVIP Western Asset Core Bond Fund
●
MFS® VIT Total Return Series
●
Putnam VT George Putnam Balanced Fund
The fixed account is only available for dollar cost averaging, and only for contracts purchased prior to February 18, 2025.
Additionally, Contract Value or i4LIFE® Advantage Account Value may be allocated in accordance with certain asset allocation models made available to you by your broker-dealer. If so, currently 100% of the Contract Value or i4LIFE® Advantage Account Value can be allocated to one of the following models, if available:
●
80/20 Elite Growth Model
●
Active-Passive Global Growth Allocation Model
●
American Century Diversified Growth Model
●
Dimensional/Vanguard Moderate Allocation Model
●
Dimensional/Vanguard Global Growth Allocation Model
●
First Trust Defensive Equity Strength Model
●
JPMorgan U.S. Active Growth Model
●
Multi-Manager Domestic Growth Allocation Model
●
Multi-Manager Moderate Allocation Model (not available in Contracts issued on or after August 19, 2024)
You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in your Contract that meets the Investment Requirements or reallocate Contract Value or i4LIFE® Advantage Account Value according to the Investment Requirements listed above. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider. We may exclude an asset allocation model from being available for investment at any time, in our sole discretion. You will be notified prior to the date of such a change.

Investment Requirements for i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) purchased on or after May 21, 2018 and prior to May 18, 2020. If you elect i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) on or after May 21, 2018 and prior to May 18, 2020, you must allocate 100% of your Account Value among one or more of the following Subaccounts only. Not all funds may be available, refer to Appendix A – Funds Available Under The Contract of this prospectus for more information.
●
LVIP American Century Inflation Protection Fund
●
LVIP American Century Select Mid Cap Managed Volatility Fund
●
LVIP BlackRock Dividend Value Managed Volatility Fund
●
LVIP BlackRock Global Allocation Managed Risk Fund
●
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
●
LVIP BlackRock Inflation Protected Bond Fund
●
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
●
LVIP Blended Large Cap Growth Managed Volatility Fund
●
LVIP Blended Mid Cap Managed Volatility Fund
●
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
●
LVIP Dimensional International Equity Managed Volatility Fund
●
LVIP Dimensional U.S. Equity Managed Volatility Fund
●
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
●
LVIP Fidelity Institutional AM® Total Bond Fund
●
LVIP Franklin Templeton Global Equity Managed Volatility Fund
●
LVIP Global Aggressive Growth Allocation Managed Risk Fund
●
LVIP Global Conservative Allocation Managed Risk Fund
●
LVIP Global Growth Allocation Managed Risk Fund
●
LVIP Global Moderate Allocation Managed Risk Fund
●
LVIP Invesco Select Equity Income Managed Volatility Fund
●
LVIP JPMorgan Core Bond Fund
●
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
●
LVIP JPMorgan Short Duration Bond Fund
●
LVIP Macquarie Bond Fund
●
LVIP Macquarie Diversified Floating Rate Fund
●
LVIP Multi-Manager International Equity Managed Volatility Fund
●
LVIP Multi-Manager Global Equity Managed Volatility Fund
●
LVIP PIMCO Low Duration Bond Fund
●
LVIP SSGA Bond Index Fund
●
LVIP SSGA Global Tactical Allocation Managed Volatility Fund
●
LVIP SSGA International Managed Volatility Fund
●
LVIP SSGA Large Cap Managed Volatility Fund
●
LVIP SSGA Short-Term Bond Index Fund
●
LVIP SSGA SMID Cap Managed Volatility Fund
●
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
●
LVIP U.S. Growth Allocation Managed Risk Fund
●
LVIP Vanguard Bond Allocation Fund
●
LVIP Western Asset Core Bond Fund
The fixed account is only available for dollar cost averaging, and only for contracts purchased prior to February 18, 2025.
As an alternative, to satisfy these Investment Requirements, Account Value may be allocated in accordance with certain asset allocation models made available to you by your broker-dealer. If so, currently 100% of the Account Value can be allocated to one of the following models, if available:
●
70/30 Global Allocation Managed Volatility Model
●
80/20 Global Allocation Managed Volatility Model
●
80/20 U.S. Allocation Managed Volatility Model
You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in your Contract. If you terminate an asset allocation model, you must follow the Investment Requirements. We may exclude an asset allocation model from being available for investment at any time, in our sole discretion. You will be notified prior to the date of such a change.
Investment Requirements for i4LIFE® Advantage Select Guaranteed Income Benefit purchased on or after May 21, 2018. If you elect i4LIFE® Advantage Select Guaranteed Income Benefit on or after May 21, 2018, you may allocate 100% of your Account Value among all Subaccounts except those listed below.
●
AB VPS Sustainable Global Thematic Portfolio
●
American Funds® IS Global Small Capitalization Fund
●
ClearBridge Variable Mid Cap Portfolio
●
DWS Alternative Asset Allocation VIP Portfolio
●
Fidelity® VIP Growth Portfolio
●
First Trust Capital Strength Hedged Equity Portfolio
●
Lincoln Hedged Nasdaq-100 Fund
●
LVIP BlackRock Real Estate Fund
●
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund
●
LVIP Macquarie U.S. REIT Fund
●
LVIP Mondrian Global Income Fund
●
LVIP SSGA Emerging Markets Equity Index Fund
●
Macquarie VIP Emerging Markets Series
●
MFS®VIT Utilities Series
●
PIMCO VIT CommodityRealReturn® Strategy Portfolio
●
Putnam VT Sustainable Future Fund
●
Templeton Global Bond VIP Fund

The fixed account, if available, is only available for dollar cost averaging, and only for contracts purchased prior to February 18, 2025.
As an alternative, to satisfy these Investment Requirements, Account Value may be allocated in accordance with certain asset allocation models made available to you by your broker-dealer. If so, currently 100% of the Account Value can be allocated to one of the following models, if available:
●
80/20 Elite Growth Model
●
Active-Passive Global Growth Allocation Model
●
American Century Diversified Growth Model
●
Dimensional/Vanguard Moderate Allocation Model
●
Dimensional/Vanguard Global Growth Allocation Model
●
First Trust Defensive Equity Strength Model
●
JPMorgan U.S. Active Growth Model
●
Multi-Manager Domestic Growth Allocation Model
●
Multi-Manager Moderate Allocation Model (only available in Contracts issued prior to August 19, 2024)
You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in your Contract that meets the Investment Requirements or reallocate Account Value according to the Investment Requirements listed above. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider. We may exclude an asset allocation model from being available for investment at any time, in our sole discretion. You will be notified prior to the date of such a change.
Investment Requirements for other Living Benefit Riders purchased on or after January 11, 2016 and prior to August 29, 2016 (October 3, 2016 for existing Contractowners). For Lincoln Market Select® Advantage riders, and for i4LIFE® Advantage Guaranteed Income Benefit (version 4) elections on or after January 11, 2016 and prior to August 29, 2016 (October 3, 2016 for existing Contractowners), must currently allocate your Contract Value or Account Value among one or more of the following Subaccounts.
Group 1 Investments must be at least 30% of Contract Value or Account Value	Group 2 Investments cannot exceed 70% of Contract Value or Account Value	Group 3 Investments cannot exceed 10% of Contract Value or Account Value
LVIP American Century Inflation Protection Fund
LVIP BlackRock Inflation Protected Bond Fund
LVIP Fidelity Institutional AM® Total Bond Fund
LVIP JPMorgan Core Bond Fund
LVIP JPMorgan Short Duration Bond Fund
LVIP Macquarie Bond Fund
LVIP Macquarie Diversified Floating Rate Fund
LVIP Mondrian Global Income Fund
LVIP PIMCO Low Duration Bond Fund
LVIP SSGA Bond Index Fund
LVIP SSGA Short-Term Bond Index Fund
LVIP Vanguard Bond Allocation Fund
LVIP Western Asset Core Bond Fund

AB VPS Discovery Value Portfolio
ClearBridge Variable Large Cap Growth Portfolio
Fidelity® VIP Balanced Portfolio
Fidelity® VIP Contrafund® Portfolio
Fidelity® VIP FundsManager® 50% Portfolio
Fidelity® VIP Mid Cap Portfolio
First Trust Capital Strength Portfolio
First Trust Growth Strength Portfolio
First Trust International Developed Capital
Strength Portfolio
First Trust/Dow Jones Dividend & Income
Allocation Portfolio
Franklin Allocation VIP Fund
Franklin Income VIP Fund
Franklin Multi-Asset Variable Conservative
Growth Fund
Franklin Mutual Shares VIP Fund
Invesco V.I. Equally-Weighted S&P 500 Fund
Invesco V.I. EQV International Equity Fund
LVIP AllianceBernstein Large Cap Growth Fund
LVIP American Century Balanced Fund
LVIP American Century Capital Appreciation Fund
LVIP American Century Disciplined Core Value
Fund
LVIP American Century International Fund
LVIP American Century Large Company Value
Fund
LVIP American Century Mid Cap Value Fund
LVIP American Century Ultra® Fund
LVIP American Century Value Fund
LVIP American Global Growth Fund
LVIP American Growth Fund
LVIP American Growth-Income Fund
LVIP American International Fund
LVIP Baron Growth Opportunities Fund
LVIP BlackRock Equity Dividend Fund

AB VPS Sustainable Global Thematic Portfolio
American Funds® IS Global Small Capitalization
Fund
DWS Alternative Asset Allocation VIP Portfolio
LVIP American Global Small Capitalization Fund
LVIP BlackRock Real Estate Fund
LVIP Franklin Templeton Multi-Factor Emerging
Markets Equity Fund
LVIP Macquarie U.S. REIT Fund
LVIP SSGA Emerging Markets Equity Index Fund
Macquarie VIP Emerging Markets Series
MFS® VIT Utilities Series

Group 1 Investments must be at least 30% of Contract Value or Account Value	Group 2 Investments cannot exceed 70% of Contract Value or Account Value	Group 3 Investments cannot exceed 10% of Contract Value or Account Value

LVIP BlackRock Global Allocation Fund
LVIP Channing Small Cap Value Fund
LVIP Dimensional International Core Equity Fund
LVIP Dimensional U.S. Core Equity 1 Fund
LVIP Dimensional U.S. Core Equity 2 Fund
LVIP Franklin Templeton Multi-Factor
International Equity Fund
LVIP Franklin Templeton Multi-Factor Large Cap
Equity Fund
LVIP Franklin Templeton Multi-Factor SMID Cap
Equity Fund
LVIP Government Money Market Fund
LVIP JPMorgan High Yield Fund
LVIP JPMorgan Mid Cap Value Fund
LVIP JPMorgan Retirement Income Fund
LVIP JPMorgan Small Cap Core Fund
LVIP JPMorgan U.S. Equity Fund
LVIP Macquarie High Yield Fund
LVIP Macquarie Mid Cap Value Fund
LVIP Macquarie SMID Cap Core Fund
LVIP Macquarie Social Awareness Fund
LVIP Macquarie U.S. Growth Fund
LVIP Macquarie Wealth Builder Fund
LVIP MFS International Growth Fund
LVIP MFS Value Fund
LVIP Mondrian International Value Fund
LVIP SSGA Conservative Index Allocation Fund
LVIP SSGA International Index Fund
LVIP SSGA Mid-Cap Index Fund
LVIP SSGA Moderate Index Allocation Fund
LVIP SSGA Moderately Aggressive Index
Allocation Fund
LVIP SSGA S&P 500 Index Fund
LVIP SSGA Small-Cap Index Fund
LVIP Structured Conservative Allocation Fund
LVIP Structured Moderate Allocation Fund
LVIP Structured Moderately Aggressive
Allocation Fund
LVIP T. Rowe Price Structured Mid-Cap Growth
Fund
LVIP Vanguard Domestic Equity ETF Fund
LVIP Vanguard International Equity ETF Fund
LVIP Wellington SMID Cap Value Fund
Macquarie VIP Small Cap Value Series
MFS® VIT Growth Series
MFS® VIT Total Return Series
Putnam VT George Putnam Balanced Fund
Putnam VT Large Cap Value Fund
Putnam VT Sustainable Leaders Fund

The fixed account is only available for dollar cost averaging, and only for contracts purchased prior to February 18, 2025.
As an alternative, to satisfy these Investment Requirements, you may allocate 100% of your Contract Value or i4LIFE® Advantage Account Value among the Subaccounts listed below. If you allocate less than 100% of Contract Value or i4LIFE® Advantage Account Value among these Subaccounts, then the Subaccounts listed below that are also listed in Group 1 will be subject to the Group 1 restrictions. Any remaining Subaccounts listed below that are not listed in Group 1 will fall into Group 2 and be subject to Group 2 restrictions.
●
Fidelity® VIP Balanced Portfolio
●
Fidelity® VIP FundsManager® 50% Portfolio
●
First Trust/Dow Jones Dividend & Income Allocation Portfolio
●
Franklin Allocation VIP Fund
●
Franklin Multi-Asset Variable Conservative Growth Fund
●
LVIP American Century Balanced Fund
●
LVIP American Century Inflation Protection Fund
●
LVIP BlackRock Global Allocation Fund
●
LVIP BlackRock Inflation Protected Bond Fund
●
LVIP Fidelity Institutional AM® Total Bond Fund
●
LVIP JPMorgan Core Bond Fund
●
LVIP JPMorgan Retirement Income Fund

●
LVIP JPMorgan Short Duration Bond Fund
●
LVIP Macquarie Bond Fund
●
LVIP Macquarie Diversified Floating Rate Fund
●
LVIP Macquarie Wealth Builder Fund
●
LVIP Mondrian Global Income Fund
●
LVIP PIMCO Low Duration Bond Fund
●
LVIP SSGA Bond Index Fund
●
LVIP SSGA Conservative Index Allocation Fund
●
LVIP SSGA Moderate Index Allocation Fund
●
LVIP SSGA Moderately Aggressive Index Allocation Fund
●
LVIP SSGA Short-Term Bond Index Fund
●
LVIP Structured Conservative Allocation Fund
●
LVIP Structured Moderate Allocation Fund
●
LVIP Structured Moderately Aggressive Allocation Fund
●
LVIP Vanguard Bond Allocation Fund
●
LVIP Western Asset Core Bond Fund
●
MFS® VIT Total Return Series
●
Putnam VT George Putnam Balanced Fund
Investment Requirements for other Living Benefit Riders purchased prior to January 11, 2016. If you elected a Living Benefit Rider other than Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) or 4LATER® Advantage (Managed Risk), prior to January 11, 2016, you must currently allocate your Contract Value among one or more of the following Subaccounts only.
Group 1 Investments must be at least 30% of Contract Value or Account Value	Group 2 Investments cannot exceed 70% of Contract Value or Account Value	Group 3 Investments cannot exceed 10% of Contract Value or Account Value
LVIP American Century Inflation Protection Fund
LVIP BlackRock Inflation Protected Bond Fund
LVIP Fidelity Institutional AM® Total Bond Fund
LVIP JPMorgan Core Bond Fund
LVIP JPMorgan Short Duration Bond Fund
LVIP Macquarie Bond Fund
LVIP Macquarie Diversified Floating Rate Fund
LVIP Mondrian Global Income Fund
LVIP PIMCO Low Duration Bond Fund
LVIP SSGA Bond Index Fund
LVIP SSGA Short-Term Bond Index Fund
LVIP Vanguard Bond Allocation Fund
LVIP Western Asset Core Bond Fund
All other Subaccounts offered under the Contract, except for Subaccounts in Group 3, and the fixed account and those listed below.
AB VPS Sustainable Global Thematic Portfolio
DWS Alternative Asset Allocation VIP Portfolio
LVIP BlackRock Real Estate Fund
LVIP Franklin Templeton Multi-Factor Emerging
Markets Equity Fund
LVIP Macquarie U.S. REIT Fund
LVIP SSGA Emerging Markets Equity Index Fund
Macquarie VIP Emerging Markets Series
MFS® VIT Utilities Series

The ClearBridge Variable Mid Cap Portfolio, First Trust Capital Strength Hedged Equity Portfolio, Lincoln Hedged Nasdaq-100 Fund, Lincoln Hedged S&P 500 Conservative Fund, Lincoln Hedged S&P 500 Fund, Lincoln Opportunistic Hedged Equity Fund, LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund, LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund, PIMCO VIT CommodityRealReturn Strategy Portfolio, Putnam VT Sustainable Future Fund, and Templeton Global Bond VIP Fund are not available. The fixed account is only available for dollar cost averaging, and only for contracts purchased prior to February 18, 2025.
As an alternative, to satisfy these Investment Requirements, you may allocate 100% of your Contract Value or i4LIFE® Advantage Account Value among the Subaccounts listed below. If you allocate less than 100% of Contract Value or i4LIFE® Advantage Account Value among these Subaccounts, then the Subaccounts listed below that are also listed in Group 1 will be subject to the Group 1 restrictions. Any remaining Subaccounts listed below that are not listed in Group 1 will fall into Group 2 and be subject to Group 2 restrictions.
●
Fidelity® VIP Balanced Portfolio
●
Fidelity® VIP FundsManager® 50% Portfolio
●
First Trust/Dow Jones Dividend & Income Allocation Portfolio
●
Franklin Allocation VIP Fund
●
Franklin Income VIP Fund
●
Franklin Multi-Asset Variable Conservative Growth Fund
●
LVIP American Century Balanced Fund
●
LVIP American Century Inflation Protection Fund
●
LVIP BlackRock Global Allocation Fund
●
LVIP BlackRock Global Allocation Managed Risk Fund
●
LVIP BlackRock Inflation Protected Bond Fund
●
LVIP Fidelity Institutional AM® Total Bond Fund
●
LVIP Global Aggressive Growth Allocation Managed Risk Fund
●
LVIP Global Conservative Allocation Managed Risk Fund
●
LVIP Global Growth Allocation Managed Risk Fund
●
LVIP Global Moderate Allocation Managed Risk Fund
●
LVIP JPMorgan Core Bond Fund
●
LVIP JPMorgan Retirement Income Fund
●
LVIP JPMorgan Short Duration Bond Fund
●
LVIP Macquarie Bond Fund
●
LVIP Macquarie Diversified Floating Rate Fund
●
LVIP Macquarie High Yield Fund
●
LVIP Macquarie Wealth Builder Fund
●
LVIP Mondrian Global Income Fund
●
LVIP PIMCO Low Duration Bond Fund
●
LVIP SSGA Bond Index Fund
●
LVIP SSGA Conservative Index Allocation Fund

●
LVIP SSGA Global Tactical Allocation Managed Volatility Fund
●
LVIP SSGA Moderate Index Allocation Fund
●
LVIP SSGA Moderately Aggressive Index Allocation Fund
●
LVIP SSGA Short-Term Bond Index Fund
●
LVIP Structured Conservative Allocation Fund
●
LVIP Structured Moderate Allocation Fund
●
LVIP Structured Moderately Aggressive Allocation Fund
●
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
●
LVIP U.S. Growth Allocation Managed Risk Fund
●
LVIP Vanguard Bond Allocation Fund
●
LVIP Western Asset Core Bond Fund
●
MFS® VIT Total Return Series
●
Putnam VT George Putnam Balanced Fund

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This updating summary prospectus incorporates by reference the prospectus and statement of additional information (SAI) for the Contract, both dated May 1, 2025, as may be amended or supplemented from time to time. The SAI may be obtained, free of charge, in the same manner as the prospectus.

SEC File Nos. 333-181616; 811-09763
EDGAR Contract Identifier C000116838